FINANCE LEASES - Outstanding Obligations Finance Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Finance Lease, Liability, Payment, Due [Abstract]
2024	$ 24,553
2025	22,551
2026	20,617
2027	20,617
2028	12,320
Thereafter	0
Minimum lease payments	100,658
Less: imputed interest	(13,070)
Present value of obligations under finance leases	$ 87,588	$ 105,975	$ 127,730